Note 4 - Nonparticipant-directed Investments - Schedule of Nonparticipant-directed Investments (Details) - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Beginning of year	$ 544,769,954
Benefits paid to participants	(49,763,285)
Net increase in net assets	68,807,965
End of year	613,577,919
EBP, Nonparticipant-Directed [Member]
Beginning of year	19,740,148
Net appreciation in fair value of investments	2,182,749
Dividends reinvested	710,572
Benefits paid to participants	(1,214,513)
Forfeitures	(6,999)
Transfers to participant-directed investments	(510,172)
Net increase in net assets	1,161,637
End of year	$ 20,901,785